Short-Term and Long-Term Borrowings (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Short-Term and Long-Term Borrowings [Abstract]
Interest expense	$ 53,631	$ 90,630